Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Current provisions and other current liabilities
Summary of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2021	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2021

Personnel expenses	55,265	5,797	83	(38,476)	(7,427)	115,852	33,535	164,629
Self-insurance programs	103,020	8,920	—	—	(10,569)	17,873	—	119,244
Risk of lawsuit	24,390	(216)	—	(2,455)	(1,903)	3,757	—	23,573
Other current provisions	37,754	2,642	128	(10,717)	(5,446)	13,762	(46)	38,077
Current provisions	220,429	17,143	211	(51,648)	(25,345)	151,244	33,489	345,523

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2021	2020

Personnel liabilities	746,743	732,771
Put option liabilities	678,705	645,784
Receivable credit balances	645,650	495,962
Contract liabilities	428,028	571,420
Invoices outstanding	201,251	180,227
VAT and other (non-income) tax liabilities	127,295	113,595
Deferred Income	90,003	34,885
Interest liabilities	68,558	73,140
Legal matters, advisory and audit fees	36,341	31,902
Derivatives	25,847	40,923
Bonuses, commissions	22,869	32,971
Variable payments outstanding for acquisitions	9,721	19,313
Other liabilities	250,341	220,345
Other current liabilities	3,331,352	3,193,238